Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 39	€ 40	€ 31
Post-employment benefits	10	9	6
Other long-term benefits	7	7	11
Termination benefits	3	0	20
Share-based payment	22	12	15
Total	€ 81	€ 68	€ 83